Mineral Rights - Excelsior Springs (Details Narrative) - USD ($)	Jun. 01, 2024	Jun. 09, 2022
Agreement [Member] | Fortunatus And Prout [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration paid		$ 185,000
Asset Purchase Agreement [Member] | Sliver Reserve Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration paid	$ 45,000
Acquired percentage	100.00%